CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Convertible preferred shares, par value (in dollars per share) | ₪ / shares	₪ 0		₪ 0.0008
Convertible preferred shares, shares authorized (in shares)		0		33,295,097
Convertible preferred shares, shares issued (in shares)		0		29,878,116
Convertible preferred shares, shares outstanding (in shares)		0		29,878,116
Convertible preferred shares, liquidation preference | $		$ 0		$ 165,558
Common Class A
Common stock, par value (in dollars per share) | ₪ / shares	₪ 0		₪ 0.0008
Common stock, shares authorized (in dollars per share)		900,000,000		91,704,900
Common stock, shares, issued (in shares)		75,909,531		14,310,552
Common stock, shares, outstanding (in shares)		75,909,531		14,310,552
Common Class B
Common stock, shares authorized (in dollars per share)		232,500,000		0
Common stock, shares, issued (in shares)		88,055,520		0
Common stock, shares, outstanding (in shares)		88,055,520		0